ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

George Baxter

617-951-7748

George.Baxter@ropesgray.com

July 1, 2020

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: GMO Series Trust (the “Trust”) (File Nos. 333-174627 and 811-22564)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the GMO Series Trust Prospectus and Statement of Additional Information (relating to ten series of the Trust) that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 47 to the Trust’s Registration Statement under the Securities Act and Amendment 49 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 47/49”), as filed electronically with the Commission on June 30, 2020. Amendment No. 47/49 became effective on June 30, 2020.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 617-951-7748.

Very truly yours,

/s/ George Baxter

George Baxter

cc:	Jonathan Feigelson, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.

Sarah Clinton, Esq.